Guarantees, Pledged Assets and Collateral, and Other Commitments Guarantees, Collateral Type and Contractual Maturities of Repurchase Agreements and Securities Lending Agreements (Details) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	$ 99,753	$ 82,104
Securities Lending	11,735	7,007
Total Repurchases and Securities Lending	111,488	89,111
Securities of U.S. Treasury and federal agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	51,144	34,335
Securities Lending	186	152
Securities of U.S. states and political subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	92	81
Federal agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	35,386	32,669
Securities Lending	0	104
Non-Agency Mortgage-backed Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,324	2,167
Securities Lending	0	1
Corporate debt securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	7,152	6,829
Securities Lending	619	653
Asset-backed securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	2,034	3,010
Equity securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	838	1,309
Securities Lending	10,930	6,097
Other [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,783	1,704
Overnight/Continuous [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	83,780	60,516
Securities Lending	9,634	5,565
Total Repurchases and Securities Lending	93,414	66,081
Up to 30 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	7,922	9,598
Securities Lending	584	167
Total Repurchases and Securities Lending	8,506	9,765
30-90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	3,286	6,762
Securities Lending	1,363	1,275
Total Repurchases and Securities Lending	4,649	8,037
Over 90 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	4,765	5,228
Securities Lending	154	0
Total Repurchases and Securities Lending	$ 4,919	$ 5,228